BORROWINGS - Notes (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2017	Dec. 31, 2016
BORROWINGS
Total notes	₽ 108,776	₽ 78,186
Less: current portion	(29,979)	(11,389)
Total notes, non-current	₽ 78,797	66,797
MTS International Notes due 2023 | USD
BORROWINGS
Interest rate	5.00%
Total notes	₽ 26,187	28,218
MTS International Notes due 2020 | USD
BORROWINGS
Interest rate	8.625%
Total notes	₽ 17,621	18,537
MTS PJSC Notes due 2022 (7.70%)
BORROWINGS
Interest rate	7.70%
Total notes	₽ 14,947
MTS PJSC Notes due 2023
BORROWINGS
Interest rate	8.25%
Total notes	₽ 9,997	9,984
MTS PJSC Notes due 2031
BORROWINGS
Interest rate	9.40%
Total notes	₽ 9,994	9,986
MTS PJSC Notes due 2022 (9.00%)
BORROWINGS
Interest rate	9.00%
Total notes	₽ 9,991
MTS PJSC Notes due 2021
BORROWINGS
Interest rate	8.85%
Total notes	₽ 9,986
MTS PJSC Notes due 2018
BORROWINGS
Interest rate	7.70%
Total notes	₽ 9,986
MTS PJSC Notes due 2020
BORROWINGS
Interest rate	9.25%
Total notes	₽ 49	1,448
MTS PJSC Notes due 2017
BORROWINGS
Interest rate	8.70%
Total notes		9,995
Other Notes due 2018-2022
BORROWINGS
Total notes	₽ 18	₽ 18
Minimum | Other Notes due 2018-2022
BORROWINGS
Interest rate	0.25%
Maximum | Other Notes due 2018-2022
BORROWINGS
Interest rate	10.00%